Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		46 Months Ended	49 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (13,463)	$ (2,060)	$ (34,981)	$ (10,922)	$ (135,164)	$ (148,627)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	538	538	2,152	2,152	9,396	9,934
Changes in operating assets and liabilities:
Prepaid expenses				4,000
Security deposit					(250)	(250)
Accounts payable and accrued expenses	9,648	897	18,856	(9,497)	19,759	29,407
NET CASH USED IN OPERATING ACTIVITIES	(3,277)	(625)	(13,973)	(14,267)	(106,259)	(109,536)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets					(10,761)	(10,761)
NET CASH USED IN INVESTING ACTIVITIES					(10,761)	(10,761)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from line of credit	1,741				15,699	17,440
Repayments of line of credit		(660)	(1,671)	(3,173)	(4,844)	(4,844)
Proceed from notes payable					59,000	59,000
Repayment of notes payable					(45,800)	(45,800)
Advance from majority stockholder	(1,979)	838	16,152	5,603	26,265	24,286
Proceeds from sale of common shares					31,500	31,500
Member's capital					36,590	36,590
Capital Contributions	3,000					3,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,762	178	14,481	2,430	118,410	121,172
NET CHANGE IN CASH	(515)	(447)	508	(11,837)	1,390	875
Cash at beginning of period	1,390	882	882	12,719
Cash at end of period	875	435	1,390	882	1,390	875
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid	262	293	1,096	1,104	2,409	2,671
Income tax paid